As filed with the Securities and Exchange Commission on July 2, 2010

Investment Company Act File Number 811-3955

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

New York Daily Tax Free Income Fund, Inc.

(Exact name of registrant as specified in charter)

600 Fifth Avenue

New York, NY 10020

(Address of principal executive offices)                     (Zip code)

Christine Manna

c/o Reich & Tang Asset Management, LLC

600 Fifth Avenue

New York, New York 10020

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-830-5200

Date of fiscal year end: April 30

Date of reporting period: April 30, 2010

Item 1:	Report to Stockholders

New York Daily Tax Free Income Fund, Inc. Shareholder Letter

Dear Shareholder:

As we look forward to what is on the horizon for the new fiscal year, it is imperative we take a look back at the events of the past year, and what a year it was! Many events took place that affected the money market industry, but the recession and an impending regulatory overhaul had the most impact.

Given the financial meltdown and subsequent government bailouts, the financial markets braced for excess government scrutiny during 2009, and money markets were not exempt from this attention. In June, the SEC proposed changes to liquidity, maturity, and credit quality requirements, as well as other rules that govern money market funds. These changes were proposed so as to prevent a money market fund from ever again “breaking the buck”. The final SEC rules were issued in February 2010, and we anticipate few, if any, issues with respect to implementation. We at Reich & Tang support the efforts to increase the liquidity and capital strength of money market funds, and we feel that these changes will help us continue to stress safety, liquidity, and credit quality in our portfolios.

Since its inception in 1974, Reich & Tang Funds has taken a proactive approach to risk management. Our goals of safety and preservation of capital continually drive our investment analysis and decisions. As an organization, we continue to believe that thorough, fundamental credit analysis is the key to continued success in our business.

Reich & Tang is proud to be part of Natixis Global Asset Management, one of the world’s largest money management organizations. Natixis brings together the expertise of multiple specialized investment managers based in the United States, Europe and Asia to offer a wide spectrum of equity, fixed income and alternative investment strategies. For more information on Natixis Global Asset Management, please visit us at www.globalam.natixis.com.

While it is difficult to predict the future as we navigate through multiple complex factors in the market, we believe that our fundamental approach to money market funds and our corporate structure enable us to continue to be a leader in providing funds that focus on preservation of capital and liquidity for our shareholders and valued clients. We welcome any questions you may have about the investments in any of our portfolios and stand ready to respond to you as we have for 36 years.

Sincerely,

Michael P. Lydon

President

[This Page Intentionally Left Blank.]

New York Daily Tax Free Income Fund, Inc. Expense Chart For The Six Months Ended April 30, 2010 (Unaudited)

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

:	Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

:	Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Class A Shares	Beginning Account Value 11/01/09	Ending Account Value 4/30/10	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$2.08	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$2.11	0.42%

Class B Shares	Beginning Account Value 11/01/09	Ending Account Value 4/30/10	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$2.08	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$2.11	0.42%

New York Tax Exempt Liquidity Fund (“Advantage Shares”)	Beginning Account Value 11/01/09	Ending Account Value 4/30/10	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$2.08	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$2.11	0.42%

*	Expenses are equal to the Fund’s annualized expense ratios multiplied by the average account value over the period (November 1, 2009 through April 30, 2010), multiplied by 181/365 (to reflect the most recent fiscal half-year).

New York Daily Tax Free Income Fund, Inc. Schedule of Investments April 30, 2010

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT COMMERCIAL PAPER (1.56%)

$4,000,000	New York Long Island Power Authority LOC State Street Bank & Trust Company	08/04/10	0.34%	$4,000,000	P-1	A-1+

4,000,000	Total Tax Exempt Commercial Paper			4,000,000

TAX EXEMPT GENERAL OBLIGATION NOTES AND BONDS (17.39%)

$5,000,000	Board of Cooperative Educational Services, Albany, Schoharie, Schenectady and Saratoga Counties, NY RAN – Series 2009 (b)	08/13/10	1.50%	$5,007,009

5,040,000	City of Corning CSD Steuben, Schuyler and Chemung Counties, NY BAN – Series 2009 (b)	06/25/10	1.25	5,047,494

4,000,000	City School District of the City of Geneva, Ontario County, NY RAN – Series 2009 (b)	06/22/10	1.25	4,002,809

1,500,000	City School District of the City of Hornell, Steuben County, NY RAN – Series 2009 (b)	06/18/10	1.40	1,501,653

2,129,404	City School District of the City of Saratoga Springs, Saratoga County, NY BAN – Series 2009 (b)	06/24/10	1.30	2,132,356

2,400,000	Cobleskill-Richmondville CSD Schoharie, Otsego and Montgomery Counties, NY RAN – Series 2009 (b)	06/25/10	1.25	2,400,890

4,000,000	Liverpool CSD Onondaga County, NY BAN – Series 2009A (b)	07/09/10	1.10	4,008,598

3,085,000	Longwood CSD Suffolk County, NY BAN – Series 2009 (b)	06/11/10	0.90	3,088,777

3,375,000	Middleburgh CSD Schoharie and Albany Counties, NY BAN – Series 2009 (b)	07/22/10	1.30	3,382,109

3,200,000	Mineola Union Free School District Nassau County, NY BAN – Series 2009 (b)	06/30/10	1.25	3,202,593

5,735,000	Oakfield-Alabama CSD Genesee and Orleans Counties, NY BAN – Series 2009A (b)	06/16/10	1.25	5,740,349

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Schedule of Investments April 30, 2010 (Continued)

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT GENERAL OBLIGATION NOTES AND BONDS (CONTINUED)

$1,310,557	Southwestern CSD Chautauqua County, NY BAN – Series 2009B	07/22/10	1.10%	$1,313,176	MIG-1

1,946,000	Town of Boston, Erie County, NY BAN 2009B (b)	09/30/10	1.25	1,951,997

2,000,000	Warrensburg CSD Warren County, NY RAN – Series 2009 (b)	06/18/10	1.25	2,001,946

44,720,961	Total Tax Exempt General Obligation Notes and Bonds			44,781,756

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (c) (80.04%)

$1,120,000	City of Albany IDA Senior Housing RB (South Mall Towers Albany, L.P. Project) – Series 2003A (d) Collateralized by Federal National Mortgage Association	08/15/35	0.32%	$1,120,000		A-1+

2,000,000	City of New York GO Fiscal 1995 F-3 LOC JPMorgan Chase Bank, N.A.	02/15/13	0.28	2,000,000	VMIG-1	A-1+

1,660,000	County of Monroe, NY IDA RB (Jada Precision Plastics Co., Inc. Project) – Series 1997 (d) LOC Bank of America, N.A.	12/01/13	0.45	1,660,000		A-1

5,000,000	Dormitory Authority of the State of New York City University System Consolidated Fifth General Resolution RB – Series 2008C LOC Bank of America, N.A.	07/01/31	0.31	5,000,000		A-1

4,500,000	Dormitory Authority of the State of New York RB (BlytheDale Children’s Hospital) – Series 2009 LOC TD Bank, N.A.	12/01/36	0.30	4,500,000	VMIG-1

1,900,000	Dutchess County, NY IDA Civic Facility RB (Marist College Civic Facility Project) – Series 2005 A LOC JPMorgan Chase Bank, N.A.	07/01/35	0.30	1,900,000		A-1+

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Schedule of Investments April 30, 2010 (Continued)

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (c) (CONTINUED)

$5,800,000	Eagle Tax – Exempt Trust – Series 20070157 Class A Certificates (New York City Municipal Water Finance Authority Water and Sewer System RB – Fiscal 2006 Series A)	06/15/39	0.31%	$5,800,000		A-1

800,000	Forest City New Rochelle, NY RB Certificate Trust – Series 2003 LOC Wachovia Bank, N.A.	06/01/11	0.43	800,000	VMIG-1

3,575,000	Long Island Power Authority, NY Electric System Subordinated RB Subseries 2A LOC Westdeutsche Landesbank AG	05/01/33	0.33	3,575,000	VMIG-1	A-1+

2,300,000	Long Island Power Authority, NY Electric System Series 1, 2, and 3 Subordinated RB Subseries 3B LOC Westdeutsche Landesbank AG	05/01/33	0.24	2,300,000	VMIG-1	A-1+

5,000,000	Metropolitan Transportation Authority Dedicated Fund Tax RB Series 2008 Subseries 2008 B-1 LOC Bank of Nova Scotia	11/01/34	0.31	5,000,000		A-1+

2,000,000	Metropolitan Transportation Authority, NY Transportation RB – Series 2008B-2 LOC BNP Paribas	11/01/34	0.31	2,000,000		A-1+

4,500,000	Metropolitan Transportation Authority, NY Transportation RB – Series 2008B-4 LOC KBC Bank, N.A.	11/01/34	0.31	4,500,000		A-1+

4,575,000	New York City, NY GO – Fiscal 1994, Series A-6 LOC Landesbank Hessen – Thuringen Girozentrale	08/01/19	0.28	4,575,000	VMIG-1	A-1+

1,760,000	New York City, NY GO – Fiscal 2004, Series A-3 LOC BNP Paribas	08/01/31	0.25	1,760,000	VMIG-1	A-1+

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Schedule of Investments April 30, 2010 (Continued)

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (c) (CONTINUED)

$1,770,000	New York City, NY GO – Fiscal 2004, Series A-6 LOC Landesbank Baden – Wurttemberg	08/01/31	0.29%	$1,770,000	VMIG-1	A-1+

5,000,000	New York City, NY GO – Fiscal 2006, Series F-3 LOC Royal Bank of Scotland PLC	09/01/35	0.29	5,000,000	VMIG-1	A-1+

5,300,000	New York City, NY HDC Multi-Family Mortgage RB (Brookhaven Apartments Project) – Series 2004A (d) LOC Citibank, N.A.	01/01/36	0.32	5,300,000		A-1

3,085,000	New York City, NY HDC Multi-Family Mortgage RB (Marseilles Apartments Project) – Series 2004A LOC Citibank, N.A.	12/01/34	0.28	3,085,000		A-1

4,865,000	New York City, NY IDA Civic Facility RB (The Convent of the Sacred Heart School of New York Project) – Series 2002 LOC Wachovia Bank, N.A.	11/01/32	0.26	4,865,000	VMIG-1

3,100,000	New York City, NY IDA Civic Facility RB (MSMC Realty Corporation Project) – Series 2001 LOC JPMorgan Chase Bank, N.A.	01/01/31	0.28	3,100,000	VMIG-1	A-1+

3,500,000	New York City, NY IDA Civic Facility RB (1991 Church of the Heavenly Rest Day School Project) LOC Commerce Bank	07/01/21	0.30	3,500,000	VMIG-1

345,000	New York City, NY IDA Civic Facility RB (Epiphany Community Nursery School Project) – Series 1997 LOC Bank of New York Mellon	05/01/11	0.47	345,000	VMIG-1

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Schedule of Investments April 30, 2010 (Continued)

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (c) (CONTINUED)

$7,725,000	New York City, NY IDA Civic Facility RB (Jamaica First Parking, LLC Project) – Series 2004 LOC JPMorgan Chase Bank, N.A.	03/01/34	0.30%	$7,725,000		A-1+

8,300,000	New York City, NY IDA Liberty RB (FC Hanson Office Associates, LLC Project) – Series 2004 LOC Lloyds PLC	12/01/39	0.32	8,300,000	VMIG-1

3,100,000	New York City, NY Trust for Cultural Resources RB (Alvin Ailey Dance Foundation) – Series 2003 LOC Citibank, N.A.	07/01/33	0.28	3,100,000	VMIG-1	A-1

10,000,000	New York Liberty Development Corporation RB (Goldman Sachs Headquarters Issue) – Series 2005 LOC Wells Fargo, N.A.	10/01/35	0.29	10,000,000		A-1

2,654,000	New York Local Government Assistance Corporation (A Public Benefit Corporation of the State of New York) – Series 1995B LOC Bank of Nova Scotia	04/01/25	0.27	2,654,000	VMIG-1	A-1+

1,300,000	New York State Dormitory Authority RB (Cornell University) – Series 2000A	07/01/29	0.24	1,300,000	VMIG-1	A-1+

1,470,000	New York State Dormitory Authority RB (LeMoyne College Project) – Series 2009 LOC TD Bank, N.A.	01/01/39	0.29	1,470,000	VMIG-1

3,300,000	New York State Energy Research and Development Authority and Electric Facilities RB (Long Island Lighting Company Project) – 1997 Series A (d) LOC Royal Bank of Scotland PLC	12/01/27	0.30	3,300,000	VMIG-1

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Schedule of Investments April 30, 2010 (Continued)

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (c) (CONTINUED)
$6,200,000	New York State Housing Finance Agency Service Contract RB – Series 2003B LOC BNP Paribas	03/15/26	0.25%	$6,200,000		A-1+
5,000,000	New York State Housing Finance Agency RB (600 West 42nd Street Housing) – Series 2009A LOC Bank of New York Mellon	11/01/41	0.29	5,000,000	VMIG-1
2,800,000	New York State Housing Finance Agency RB (Archstone Westbury Apartments Project) – Series 2004A (d) LOC Bank of America, N.A.	11/01/36	0.30	2,800,000	VMIG-1
2,400,000	New York State Housing Finance Agency RB (101 West End Avenue Project) – Series 2000A (d) Guaranteed by Federal National Mortgage Association	05/15/31	0.29	2,400,000	VMIG-1
3,900,000	New York State Housing Finance Agency RB (350 West 43rd Street Project) – Series 2004A (d) LOC Landesbank Hessen – Thuringen Girozentrale	11/01/34	0.32	3,900,000	VMIG-1
1,000,000	New York State Housing Finance Agency RB (505 West 37th Street Housing Project) – 2009 Series A LOC Landesbank Hessen – Thuringen Girozentrale	05/01/42	0.30	1,000,000	VMIG-1
2,000,000	New York State Housing Finance Agency RB (505 West 37th Street Housing Project) – 2009 Series B LOC Landesbank Hessen – Thuringen Girozentrale	05/01/42	0.30	2,000,000	P-1	A-1
8,000,000	New York State Housing Finance Agency RB (Brook Avenue Apartments Project) – Series 2007A (d) LOC Bank of America, N.A.	11/01/37	0.32	8,000,000	VMIG-1

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Schedule of Investments April 30, 2010 (Continued)

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (c) (CONTINUED)

$3,900,000	New York State Housing Finance Agency RB (Capitol Green Apartments Housing) – Series 2006A (d) Collateralized by Federal National Mortgage Association	05/15/36	0.33%	$3,900,000	VMIG-1

3,750,000	New York State Housing Finance Agency RB (Capitol Green Apartments Housing) – Series 2006A (d) Guaranteed by Federal National Mortgage Association	05/15/36	0.29	3,750,000	VMIG-1

2,000,000	New York State Housing Finance Agency RB (Historic Front Street Project) – Series 2003A LOC Landesbank Hessen – Thuringen Girozentrale	11/01/36	0.29	2,000,000	VMIG-1

650,000	New York State Housing Finance Agency RB (Normandie Court I Housing Project) – Series 1991A LOC Landesbank Hessen – Thuringen Girozentrale	05/15/15	0.31	650,000	VMIG-1	A-1+

2,000,000	New York State Housing Finance Agency RB (Related-Tribeca Green Housing) – Series 2003A LOC Landesbank Hessen – Thuringen Girozentrale	11/01/36	0.30	2,000,000	VMIG-1

1,975,000	New York State Local Government Assistance Corporation – Series 1995E LOC Landesbank Hessen – Thuringen Girozentrale	04/01/25	0.31	1,975,000	VMIG-1	A-1+

7,075,000	New York State Local Government Assistance Corporation – Series 1995F LOC Societe Generale	04/01/25	0.25	7,075,000	VMIG-1	A-1+

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Schedule of Investments April 30, 2010 (Continued)

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (c) (CONTINUED)

$9,500,000	New York State Urban Development Corporation Service Contract Revenue Refunding Bonds – Series 2008A Subseries 2008A-5 LOC TD Bank, N.A.	01/01/30	0.25%	$9,500,000		A-1+

3,770,000	North Amityville Fire Company Inc., Fire Department RB – Series 2003 LOC Citibank, N.A.	09/01/23	0.45	3,770,000		A-1

4,000,000	Suffolk County, NY IDA Civic Facility RB (St. Anthony’s High School Civic Facility) – Series 2006 LOC U.S. Bank, N.A.	12/01/36	0.27	4,000,000		A-1+

5,700,000	Suffolk County, NY IDA Civic Facility RB (Touro College Project) – Series 2007 LOC JPMorgan Chase Bank, N.A.	06/01/37	0.25	5,700,000	VMIG-1	A-1+

1,000,000	The Port Authority of New York and New Jersey Versatile Structure Obligation – Series 3	06/01/20	0.26	1,000,000	VMIG-1	A-1+

1,500,000	Town of Riverhead, NY IDA RB (Altaire Pharmaceuticals, Inc. Facility) – Series 1998 (d) LOC Bank of New York Mellon	10/01/13	0.36	1,500,000	P-1	A-1+

15,910,000	Triborough Bridge and Tunnel Authority General RB (MTA Bridge and Tunnels) – Series 2001B LOC State Street Bank & Trust Company	01/01/32	0.26	15,910,000	VMIG-1	A-1+

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Schedule of Investments April 30, 2010 (Continued)

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (c) (CONTINUED)

$750,000	Trust for Cultural Resources of the County of Onondaga, NY RB (Syracuse University Project) – Series 2010A LOC Bank of America, N.A.	12/01/29	0.29%	$750,000	VMIG-1

206,084,000	Total Tax Exempt Variable Rate Demand Instruments			206,084,000

	Total Investments (98.99%) (cost $254,865,756†)			$254,865,756
	Cash and other Assets, Net of Liabilities (1.01%)			2,607,444

	Net Assets (100.00%)			$257,473,200

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

(a)	Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)	Securities that are not rated which the Fund’s adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(c)	Securities payable on demand at par including accrued interest (usually with seven days’ notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)	Security subject to alternative minimum tax.

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Schedule of Investments April 30, 2010 (Continued)

KEY:

BAN	= Bond Anticipation Note	IDA	= Industrial Development Authority
CSD	= Central School District	LOC	= Letter of Credit
GO	= General Obligation	RAN	= Revenue Anticipation Note
HDC	= Housing Development Corporation	RB	= Revenue Bond

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (Unaudited)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$206,084,000	80.86%
31 through 60 Days	25,916,274	10.17
61 through 90 Days	11,906,476	4.67
91 through 120 Days	9,007,009	3.53
121 through 180 Days	1,951,997	0.77
Over 180 Days	—	—
Total	$254,865,756	100.00%

BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE (Unaudited)

States	Value	% of Portfolio
New York	$253,865,756	99.61%
New Jersey	1,000,000	0.39
Total	$254,865,756	100.00%

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Statement of Assets and Liabilities April 30, 2010

:Assets
Investments in securities, at amortized cost (Note 1)	$254,865,756
Cash	1,956,756
Accrued interest receivable	797,057
Prepaid Expenses	17,836

Total assets	257,637,405

:Liabilities
Payable to affiliates (Note 2)	80,454
Accrued expenses	83,455
Dividends payable	296

Total liabilities	164,205

Net assets	$257,473,200

:Sources of Net Assets
Net capital paid in on shares of capital stock (Note 5)	$257,471,782
Accumulated net realized gain	1,418

Net assets	$257,473,200

NET ASSET VALUE, PER SHARE (NOTE 5):

Class Name	Net Assets	Shares Outstanding	Net Assets Value
Class A Shares	$154,023,533	154,021,171	$1.00
Class B Shares	$6,857,431	6,857,326	$1.00
Advantage Shares	$96,592,236	96,590,755	$1.00

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Statement of Operations Year Ended April 30, 2010

:Investment Income
INCOME:
Interest	$1,527,388

EXPENSES: (NOTE 2)
Investment management fee	851,543
Administration fee	596,080
Shareholder servicing fee (Class A)	345,117
Shareholder servicing fee (Advantage Shares)	256,751
Distribution fee (Advantage Shares)	462,152
Custodian expenses	17,466
Shareholder servicing and related shareholder expenses†	140,556
Legal, compliance and filing fees	90,438
Audit and accounting	126,976
Directors’ fees and expenses	43,103
Other expenses	69,114

Total expenses	2,999,296
Less: Fees waived (Note 2)	(1,486,602)

Net expenses	1,512,694

Net investment income	14,694

:Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	1,418

Increase in net assets from operations	$16,112

†	Includes class specific transfer agency expenses of $72,539 and $4,214 for Class A and Class B, respectively.

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Statements of Changes in Net Assets Years Ended April 30, 2010 and 2009

	2010	2009

:Increase (Decrease) in Net Assets from:
OPERATIONS:
Net investment income	$14,694	$3,415,537
Net realized gain on investments	1,418	18,246

Increase in net assets from operations	16,112	3,433,783

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME*:
Class A Shares	(5,428)	(2,361,675)
Class B Shares	(2,431)	(164,672)
Advantage Shares	(6,835)	(889,190)

Total dividends to shareholders	(14,694)	(3,415,537)

DIVIDENDS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
Class A Shares	(7,399)	-0-
Class B Shares	(383)	-0-
Advantage Shares	(4,136)	-0-

Total dividends to shareholders	(11,918)	-0-

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Class A Shares	(36,112,663)	(83,326,060)
Class B Shares	(4,137,808)	(4,854,494)
Advantage Shares	(7,534,864)	(6,934,992)

Total capital share transactions	(47,785,335)	(95,115,546)

Total increase/(decrease)	(47,795,835)	(95,097,300)

NET ASSETS:
Beginning of year	305,269,035	400,366,335

End of year	$257,473,200	$305,269,035

UNDISTRIBUTED NET INVESTMENT INCOME:	$-0-	$-0-

*	Designated as exempt-interest dividend for federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Financial Highlights

	Years Ended April 30,
:Class A shares	2010	2009	2008	2007	2006

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.009	0.025	0.027	0.019
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000	—	0.000

Total from investment operations	0.000	0.009	0.025	0.027	0.019

Less distributions from:
Dividends from net investment income	(0.000)	(0.009)	(0.025)	(0.027)	(0.019)
Net realized gain on investments	(0.000)	—	—	—	(0.000)

Total Distributions	(0.000)	(0.009)	(0.025)	(0.027)	(0.019)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	0.92%	2.50%	2.73%	1.93%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$154,024	$190,143	$273,458	$218,850	$285,247
Ratio to average net assets:
Net investment income	0.00%	0.96%	2.44%	2.69%	1.91%
Expenses (net of fees waived) (a)	0.54%	0.89%	0.86%	0.87%	0.86%
Management and administration fees waived	0.15%	—	—	—	—
Shareholder servicing fees waived	0.18%	0.00%	—	—	—
Transfer agency fees waived	0.03%	—	—	—	—
Expenses paid indirectly	—	—	0.00%	0.00%	0.00%

(a)	Includes expenses paid indirectly, if applicable.

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Financial Highlights (Continued)

	Years Ended April 30,
:Class B shares	2010	2009	2008	2007	2006

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.011	0.027	0.029	0.021
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000	—	0.000

Total from investment operations	0.000	0.011	0.027	0.029	0.021

Less distributions from:
Dividends from net investment income	(0.000)	(0.011)	(0.027)	(0.029)	(0.021)
Net realized gain on investments	(0.000)	—	—	—	(0.000)

Total Distributions	(0.000)	(0.011)	(0.027)	(0.029)	(0.021)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.03%	1.13%	2.71%	2.93%	2.14%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$6,857	$10,996	$15,849	$32,597	$33,330
Ratio to average net assets:
Net investment income	0.03%	1.24%	2.80%	2.90%	2.14%
Expenses (net of fees waived) (a)	0.52%	0.68%	0.65%	0.68%	0.67%
Management and administration fees waived	0.15%	—	—	—	—
Transfer agency fees waived	0.04%	—	—	—	—
Expenses paid indirectly	—	—	0.00%	0.00%	0.00%

(a)	Includes expenses paid indirectly, if applicable.

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Financial Highlights (Continued)

	Years Ended April 30,
:Advantage shares	2010	2009	2008	2007	2006

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.008	0.023	0.025	0.018
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000	—	0.000

Total from investment operations	0.000	0.008	0.023	0.025	0.018

Less distributions from:
Dividends from net investment income	(0.000)	(0.008)	(0.023)	(0.025)	(0.018)
Net realized gain on investments	(0.000)	—	—	—	(0.000)

Total Distributions	(0.000)	(0.008)	(0.023)	(0.025)	(0.018)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	0.80%	2.34%	2.58%	1.79%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$96,592	$104,130	$111,059	$72,419	$66,680
Ratio to average net assets:
Net investment income	0.01%	0.79%	2.26%	2.55%	1.77%
Expenses (net of fees waived) (a)	0.53%	1.01%	1.02%	1.02%	1.01%
Management and administration fees waived	0.15%	—	—	—	—
Distribution and shareholder servicing fees waived	0.67%	0.33%	0.28%	0.30%	0.31%
Expenses paid indirectly	—	—	0.00%	0.00%	0.00%

(a)	Includes expenses paid indirectly, if applicable.

The accompanying notes are an integral part of these financial statements.

[This Page Intentionally Left Blank.]

New York Daily Tax Free Income Fund, Inc. Notes to the Financial Statements

1: Summary of Accounting Policies

New York Daily Tax Free Income Fund, Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a short-term, tax exempt money market fund and its objective is to seek as high a level of current income exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal. There can be no assurance that the Fund will achieve its objective. The Fund has three classes of stock authorized, Class A, Class B and Advantage Shares.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies as follows:

VALUATION OF SECURITIES

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

FEDERAL INCOME TAXES

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income tax is required in the financial statements. The Fund recognizes interest and penalties, if any, as income tax expense in the Statement of Operations.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2008-2010 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended April 30, 2010, the Fund did not have liabilities for any uncertain tax positions and had no unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

New York Daily Tax Free Income Fund, Inc. Notes to the Financial Statements (Continued)

1: Summary of Accounting Policies (Continued)

ACCOUNTING ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

REPRESENTATIONS AND INDEMNIFICATIONS

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

ALLOCATION OF INCOME AND EXPENSES

The Fund may allocate among its classes and to the extent allowable, to specific classes, certain expenses, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the year ended April 30, 2010, class specific expenses of the Fund were limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund.

RISKS

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investment in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

New York Daily Tax Free Income Fund, Inc. Notes to the Financial Statements (Continued)

1: Summary of Accounting Policies (Continued)

In a low interest rate environment, such as the environment that existed at April 30, 2010, Reich & Tang Asset Management, LLC (the “Manager”) and Reich & Tang Distributors, Inc. (the “Distributor”) have historically waived their fees to maintain a minimum non-negative yield for all classes of the Fund. The Manager and Distributor are under no contractual obligation to continue such waiver in the future.

2: Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to the Manager at the annual rate of 0.30% of the Fund’s average daily net assets.

Pursuant to an Administrative Services Contract, the Fund pays to the Manager an annual fee of 0.21% of the Fund’s average daily net assets.

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Distributor, an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A and Advantage Shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee based on the average daily net assets of the respective share classes equal to 0.20% for Class A Shares and 0.25% for Advantage Shares. In addition, for its services under the Distribution Agreement, the Distributor receives 0.45% per annum in distribution fees based on the Advantage Shares’ average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plan.

As of April 30, 2010, the amounts Payable to affiliates included in the Statement of Assets and Liabilities are as follows:

Fee Type	Affiliate	Amount
Investment management fee	Manager	$65,483
Administration fee	Manager	10,760
Transfer agency fee	Reich & Tang Services, Inc. (the “TA”)	4,211

Total		$80,454

For the year ended April 30, 2010, the following fees were voluntarily waived by the Manager, Distributor and TA:

Management fees	$52,586
Administration fees	376,236
Distribution fees – Advantage shares	462,108
Shareholder servicing fees – Class A shares	305,495
Shareholder servicing fees – Advantage shares	228,233
Transfer agency fees – Class A shares	58,599
Transfer agency fees – Class B shares	3,345

Total	$1,486,602

New York Daily Tax Free Income Fund, Inc. Notes to the Financial Statements (Continued)

2: Investment Management Fees and Other Transactions with Affiliates (Continued)

Included in the above amounts were waivers to maintain a minimum yield in light of market conditions. The Manager, Distributor and TA have no right to recoup prior fee waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $7,000 per annum, plus a fee of $1,375 per Board of Directors meeting attended.

Included in the Statement of Operations under the caption “Shareholder servicing and related shareholder expenses” are fees pursuant to the Transfer Agency Agreement between the TA and the Fund. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and Class B shares of the Fund. The Advantage shares do not participate in the Transfer Agency Agreement. For the year ended April 30, 2010, these fees after waivers amounted to:

	Amount	%
Class A shares	$27,680	0.02%
Class B shares	950	0.01%

Total	$28,630

As of April 30, 2010, certain Directors and Officers had investments in the Fund representing less than 1% of the Fund.

3: Securities Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Directors of the Fund. The procedures have been designed to ensure that any purchase or sale of securities of the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended April 30, 2010, the Fund engaged in purchases and sales with affiliates, none of which resulted in any gains or losses, which amounted to:

Transaction Type	Amount
Purchases	$61,975,000
Sales	43,100,000
Gains/(Losses)	-0-

4: Compensating Balance Agreement

Pursuant to a compensating balance arrangement, the Fund is permitted to temporarily overdraft or leave balances in its accounts with The Bank of New York Mellon (the “Bank”). The Fund may leave funds or overdraft funds in the account so the Bank or the Fund can be compensated for use of funds based upon the agreed upon formula. Unless agreed otherwise at the

New York Daily Tax Free Income Fund, Inc. Notes to the Financial Statements (Continued)

4: Compensating Balance Agreement (Continued)

end of pre-determined three month periods, the Fund will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

Earnings credit, if any, are offset against the Fund’s safekeeping fees which are included in the Statement of Operations under the caption custodian expenses.

5: Capital Stock

At April 30, 2010, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

	Year Ended April 30, 2010		Year Ended April 30, 2009
Class A Shares	Net Assets	Shares	Net Assets	Shares
Sold	$449,830,824	449,830,824	$813,135,806	813,135,806
Issued on reinvestment of dividends	14,464	14,464	2,280,539	2,280,539
Redeemed	(485,957,951)	(485,957,951)	(898,745,554)	(898,745,554)
Additional paid-in-capital*	-0-	-0-	3,149	-0-

Net increase (decrease)	$(36,112,663)	(36,112,663)	$(83,326,060)	(83,329,209)

Class B Shares	Net Assets	Shares	Net Assets	Shares
Sold	$19,534,888	19,534,888	$78,688,926	78,688,926
Issued on reinvestment of dividends	3,663	3,663	173,701	173,701
Redeemed	(23,676,359)	(23,676,359)	(83,717,311)	(83,717,311)
Additional paid-in-capital*	-0-	-0-	190	-0-

Net increase (decrease)	$(4,137,808)	(4,137,808)	$(4,854,494)	(4,854,684)

Advantage Shares	Net Assets	Shares	Net Assets	Shares
Sold	$112,354,028	112,354,028	$187,534,296	187,534,296
Issued on reinvestment of dividends	12,721	12,721	947,174	947,174
Redeemed	(119,901,613)	(119,901,613)	(195,417,342)	(195,417,342)
Additional paid-in-capital*	-0-	-0-	880	-0-

Net increase (decrease)	$(7,534,864)	(7,534,864)	$(6,934,992)	(6,935,872)

*	During the fiscal year ended April 30, 2009, the TA allocated amounts to the Fund related to aged items below $50 or for which shareholder data was unavailable.

New York Daily Tax Free Income Fund, Inc. Notes to the Financial Statements (Continued)

6: Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New York and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 79% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

7: Tax Information

The tax character of distributions paid during the years ended April 30, 2010 and 2009 was as follows:

	2010	2009
Tax-exempt income	$14,694	$3,415,537
Ordinary income	6,691	-0-
Long-term capital gain	5,227	-0-

At April 30, 2010, the Fund had $296 of tax-exempt distributable earnings and undistributed capital gains for income tax purposes of $1,418.

8: Additional Valuation Information

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	prices are determined using quoted prices in an active market for identical assets.

Level 2 –	prices are determined using other significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 –	prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

New York Daily Tax Free Income Fund, Inc. Notes to the Financial Statements (Continued)

8: Additional Valuation Information (Continued)

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the Fund’s investments as of April 30, 2010:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Debt securities issued by states of the United States and political subdivisions of the states	$-0-	$254,865,756	$-0-

Total	$-0-	$254,865,756	$-0-

For the year ended April 30, 2010, there were no Level 1 or 3 investments.

New York Daily Tax Free Income Fund, Inc. Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of

New York Daily Tax Free Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New York Daily Tax Free Income Fund, Inc. (the “Fund”) at April 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2010 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

June 25, 2010

New York Daily Tax Free Income Fund, Inc. Additional Information (Unaudited)

:	Additional Information About Portfolio Holdings

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q for its first and third fiscal quarters. The Fund’s Form N-Q is available without charge on the SEC’s website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund’s Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

:	Information About Proxy Voting

Information regarding the Fund’s proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund’s Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC’s website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

:	Long Term Capital Gain/Tax-exempt Income Distribution

On June 10, 2010 the Fund paid a long-term capital gain distribution of $0.000005215 per share. For the fiscal year ended April 30, 2010, the Fund paid tax-exempt distribution in the amount of $14,694.

New York Daily Tax Free Income Fund, Inc. Board Approval of Investment Management Contract (Unaudited)

On March 9, 2010, the Board of Directors approved the continuance of the Investment Management Contract. Specifically, with regards to the approval of the continuance of the Investment Management Contract, the Board had considered the following factors:

1)	The nature, extent and quality of services provided by the Manager:

The Board reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Corporation’s Investment Management Contract and the quality of those services over the past year. The Board noted that the services include managing the investment and reinvestment of the Corporation’s assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Corporation’s portfolio, and the money market industry and the economy in general; and the compensation of all officers, directors and employees of the Corporation who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Corporation pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Board evaluated these factors based on their direct experience with the Manager and in consultation with Paul Hastings. The Board concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Board reviewed the personnel responsible for providing advisory services to the Corporation and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Board; and (iv) the Manager had kept the Board apprised of developments relating to the Corporation and the industry in general. The Board also focused on the Manager’s reputation and long-standing relationship with the Corporation and, in particular, the experience of the Manager in advising money market funds. The Board also noted the high quality of services provided by the Manager under the Administrative Services Contract.

2)	The performance of the Corporation and the Manager:

The Board reviewed the investment performance of the Corporation, both on an absolute basis and as compared to various Lipper peer group categories (“Performance Peer Groups”) on a gross basis for the one-month, one-, three-, five- and ten-year periods ended December 31, 2009. The Performance Peer Groups were comprised of: (i) the Corporation and eight other New York tax-exempt money market funds, as classified by Lipper, (ii) the Corporation and five other New York tax-exempt money market funds that are considered to be competitors of the Corporation with similar distribution channels, and (iii) the Corporation and all other retail New York tax-exempt money market funds in the Lipper universe regardless of asset size or primary channel of distribution (the “Performance Universe”). The Manager advised the Board that it does not advise or subadvise: (i) other funds with a similar investment policy to the Corporation’s; or (ii) other types of accounts, such as institutional and pension accounts, with a similar investment policy to the Corporation’s. The Board used the Corporation’s performance against the Performance Peer Groups to provide objective comparative benchmarks against which they could assess the Corporation’s performance. The Board considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Corporation’s shareholders the performance that was available in the marketplace given the Corporation’s investment objectives, strategies, limitations and restrictions. In particular, the Board noted that the gross

New York Daily Tax Free Income Fund, Inc. Board Approval of Investment Management Contract (Unaudited) (Continued)

performance of the Corporation against the Performance Universe was in the 1st quintile for the one-month, one-year and three-year periods and in the 2nd quintile for the five-year and ten-year periods (lst quintile being the highest).

In connection with its assessment of the performance of the Manager, the Board considered the Manager’s financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Board took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Corporation (“Participating Organizations”) in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Board concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Corporation to date.

3)	The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Corporation:

In connection with the Board’s consideration of the level of the management fee, the Board considered a number of factors. The Board compared the level of the management fee for the Corporation and the level of the combined management-administrative fees against comparative Lipper expense peer groups (“Expense Peer Groups”). The Expense Peer Groups consist of (i) the Corporation and eight other New York tax-exempt money market funds, as classified by Lipper, (ii) the Corporation and five other New York tax-exempt money market funds that are considered to be competitors of the Corporation with similar distribution channels, and (iii) the Corporation, the funds in (i) and all other retail no-load New York tax-exempt money market funds, excluding outliers. The Board also considered comparative total fund expenses of the Class A shares of the Corporation and the Expense Peer Groups. The Board used this combined fee information and total expense data as a guide to help assess the reasonableness of the Corporation’s management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Expense Peer Groups fund agreements is often not apparent. The Board also viewed the Expense Peer Groups fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rates of the Corporation’s management fee and combined fees (management and administrative) were reasonable, but at the higher end of the comparison range, when compared to the Expense Peer Groups. The Board also acknowledged that the differences in expense ratios as between the various shares classes of the Corporation was primarily due to the differences in 12b-1 fees payable by the classes in connection with the distribution channels through which each class was sold. The Board also noted that the Manager did not advise or sub-advise any other registered investment companies or other types of accounts, such as institutional or pension accounts, with similar investment policies to the Corporation. The Board concluded that the level of the management fee was reasonable in light of these factors.

The Board also considered the profitability to the Manager and its affiliates arising out of their relationships with the Corporation. In this regard the Board reviewed profitability data that was distributed at the meeting relating to the Manager and its affiliates for the year ended December 31, 2009. The Board considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract. In reviewing the Manager’s profitability reports, the

New York Daily Tax Free Income Fund, Inc. Board Approval of Investment Management Contract (Unaudited) (Continued)

Board and the Manager discussed the Manager’s associated costs and the impact of such costs on the Manager’s net profitability. The Board concluded that the profitability of the Corporation to the Manager and its affiliates was reasonable.

4)	The extent to which economies of scale will be realized as the Corporation grows and whether fee levels reflect those economies of scale:

With respect to the Boards’ consideration of economies of scale, the Board discussed with the Manager whether economies of scale would be realized by it in its management of the Corporation at higher asset levels. The Board also discussed with the Manager whether certain of the Manager’s costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Board also reviewed the Expense Peer Groups data to assess whether the Expense Peer Groups funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Board concluded that they were unable to assess at this time whether economies of scale would be realized if the Corporation were to experience significant asset growth. In the event there was significant asset growth in the future, the Board determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5)	Other Factors:

In addition to the above factors, the Board acknowledged the importance of the ability of the Manager’s affiliate, the Distributor, to market the Corporation through its distribution networks, including its customer service and administration system with banks and bank customers.

Based on a consideration of all these factors in their totality, the Board, including all of the Independent Directors, determined that the Corporation’s management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Board deemed relevant. The Board based their decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Independent Directors were also assisted by the advice of legal counsel in making this determination.

New York Daily Tax Free Income Fund, Inc. Directors and Officers Information (Unaudited)

:	Directors and Officers Information

April 30, 20101

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
Disinterested Directors:
Edward A. Kuczmarksi, 1949	Director	Since 1984	Certified Public Accountant and Partner of Crowe Horwath LLP (formerly Hays & Company before merger in 2009) since 1980.	Director/Trustee of six portfolios	Trustee of the Empire Builder Tax Free Bond Fund and Director of ISI Funds.
Caroline E. Newell, 1940	Director	Since 1984	Director of the Park Avenue Church Day School since 2001. Director of Le Chateau des Enfants and the American School in Switzerland, both since 1990.	Director of one portfolio	Trustee of the Empire Builder Tax Free Bond Fund
John P. Steines, 1948	Director	Since 1984	Counsel at Cooley, Godward & Kronish LLP since April 2004. Professor of Law, New York University School of Law since 1980.	Director of one portfolio	Trustee of the Empire Builder Tax Free Bond Fund
Interested Director:
Steven W. Duff, 1953	Director[4] President and Trustee	Since 1994 1994-2007	Executive Vice President, Chief Investment Officer and Manager of Reich & Tang Asset Management, LLC (“RTAM, LLC”), a registered Investment Advisor. Mr. Duff has been associated with RTAM, LLC since 1994. Mr. Duff is also Director/Trustee of two other funds in the Reich & Tang Fund Complex. Mr. Duff also serves as a Director of Reich & Tang Services, Inc. and Director, Chief Executive Officer and President of Reich & Tang Distributors, Inc. Prior to December 2007 Mr. Duff was President of the Fund and President of nine funds in the Reich & Tang Fund Complex, Principal Executive Officer of Delafield Fund, Inc., and President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc.	Director/Trustee of six portfolios	None

New York Daily Tax Free Income Fund, Inc. Directors and Officers Information (Unaudited) (Continued)

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years
Interested Officers:
Michael P. Lydon, 1963	President Vice President	Since 2007 2005-2007	President, Chief Executive Officer and Member of RTAM, LLC. Associated with RTAM, LLC since January 2005. Mr. Lydon is also President and Director/Trustee of one other fund in the Reich & Tang Fund Complex, President to New York Daily Tax Free Income Fund, Inc. and President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc. Mr. Lydon also serves as President, Chief Executive Officer and Director for Reich & Tang Services, Inc., Executive Vice President and Director of Reich & Tang Distributors Inc. and President, Chief Executive Officer and Member of Reich & Tang Deposit Solutions, LLC. Prior to 2007, Mr. Lydon was Vice President of twelve funds in the Reich & Tang Fund Complex.
Mia Bottarini, 1966	Vice President and Assistant Secretary	Since 2008	Vice President of RTAM LLC. Ms. Bottarini is also Vice President and Assistant Treasurer of three other funds in the Reich & Tang Complex. Ms. Bottarini has been associated with RTAM LLC and its predecessors since June 1984.
Christopher Brancazio, 1965	Chief Compliance Officer and AML Officer	Since 2007	Senior Vice President, Chief Compliance Officer, AML Officer and Secretary of RTAM, LLC. Mr. Brancazio has been associated with RTAM LLC since September 2007. Mr. Brancazio is also Chief Compliance Officer and AML Officer of three other funds in the Reich & Tang Fund Complex. Mr. Brancazio also serves as Senior Vice President, Chief Compliance Officer and Secretary of Reich & Tang Deposit Solutions, LLC and Senior Vice President, Chief Compliance Officer and AML Officer of Reich & Tang Services, Inc. and Reich & Tang Distributors, Inc. From February 2007 to August 2007, Mr. Brancazio was a Compliance Officer at Bank of New York Asset Management. From March 2002 to February 2007. Mr. Brancazio served as Vice President, Chief Compliance Officer, and AML Officer of Trainer Wortham & Co. Inc., and the Trainer Wortham Mutual Funds.
Richard De Sanctis, 1956	Vice President Treasurer and Assistant Secretary	Since 2005 1992 to 2004	Executive Vice President and Chief Operating Officer of RTAM, LLC. Associated with the Manager since 1990. Mr. De Sanctis is also Vice President of three other funds in the Reich & Tang Fund Complex. Mr. De Sanctis also serves as Executive Vice President, Chief Operating Officer and Member of Reich & Tang Deposit Solutions, LLC, Director, Executive Vice President and Chief Operating Officer of Reich & Tang Services, Inc., and Director, Executive Vice President, Chief Financial Officer and Chief Operating Officer of Reich & Tang Distributors, Inc.

New York Daily Tax Free Income Fund, Inc. Directors and Officers Information (Unaudited) (Continued)

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years
Interested Officers: (continued)
Chris Gill, 1964	Vice President	Since 2008	Senior Vice President and Assistant Secretary of RTAM LLC. Mr. Gill has been associated with RTAM LLC and its predecessor since February 1994. Mr. Gill is also Vice President of three other funds in the Reich & Tang Complex. Mr. Gill is also a Senior Vice President and Director of Reich & Tang Services, Inc.
Joseph Jerkovich, 1968	Treasurer and Assistant Secretary Vice President	Since 2008 2007 to 2008	Senior Vice President and Chief Financial Officer of RTAM, LLC, Reich & Tang Deposit Solutions, LLC and Reich & Tang Services, Inc. Associated with RTAM, LLC since September 2004. Mr. Jerkovich is Treasurer and Assistant Secretary of three other funds in the Reich & Tang Fund Complex. Mr. Jerkovich also serves as Senior Vice President and Controller of Reich & Tang Distributors, Inc. From 2007 to 2008 Mr. Jerkovich was Vice President of eight Funds in the Reich & Tang Fund Complex. Mr. Jerkovich was Vice President and Chief Investment Officer at Winklevoss Consulting from May 2002 to June 2004.
Christine Manna, 1970	Secretary	Since 2007	Vice President and Secretary of RTAM, LLC. Ms. Manna is also Secretary of three other funds in the Reich & Tang Complex. Ms. Manna has been associated with RTAM, LLC and its predecessors since June 1995. Ms. Manna is also a Vice President and Assistant Secretary of Reich & Tang Deposit Solutions, LLC, Reich & Tang Services, Inc. and Reich & Tang Distributors, Inc.
Robert Rickard, 1969	Vice President	Since 2007	Senior Vice President of RTAM LLC and Reich & Tang Distributors, Inc. Associated with RTAM, LLC since December 1991. Mr. Rickard is also Vice President of three other funds in the Reich & Tang Fund Complex

[1]

The Statement of Additional Information includes additional information about New York Daily Tax Free Income Fund, Inc. (the “Fund”) directors/officers and is available, without charge, upon request by calling the Fund’s transfer agent at (800) 433-1918.

[2]	The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.
[3]

Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund’s Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

[4]	Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund’s investment adviser.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

New York Daily Tax Free Income Fund, Inc.

600 Fifth Avenue

New York, New York 10020

Manager

Reich & Tang Asset Management, LLC

600 Fifth Avenue

New York, New York 10020

Custodian

The Bank of New York Mellon

2 Hanson Place, 7th Floor,

Brooklyn, New York 11217

Transfer Agent & Dividend Disbursing Agent

Reich & Tang Services, Inc.

600 Fifth Avenue

New York, New York 10020

Distributor

Reich & Tang Distributors, Inc.

600 Fifth Avenue

New York, New York 10020

NY 04/10A

New York Daily Tax Free Income Fund, Inc.

Annual Report

April 30, 2010

Item 2:	Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers. Please note that this Code was last updated on January 14, 2010 to reflect a change in the Funds covered by the Code. To date there have been no waivers granted from a provision of the Code of Ethics for a key officer.

Item 3:	Audit Committee Financial Expert

The registrant’s Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is “independent,” as defined in the instructions to this Item.

Item 4:	Principal Accountant Fees and Services

		FYE 04/30/2010	FYE 04/30/2009
4(a)	Audit Fees	$37,000	$34,500
4(b)	Audit Related Fees	$0	$0
4(c)	Tax Fees	$4,550	$4,350
4(d)	All Other Fees	$0	$0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant’s principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $4,550 and $61,250, respectively, were the amount of non-audit fees that were billed by the registrant’s accountant for services rendered to (i) the registrant, and (ii) the registrant’s investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended April 30, 2010. $4,350 and $58,475, respectively, were the amount of non-audit fees that were billed by the registrant’s accountant for services rendered to (i) the registrant, and (ii) the registrant’s investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended April 30, 2009.

Tax fees for the fiscal year-end April 30, 2010, includes fees billed for the preparation and review of tax returns. Tax fees for the fiscal year-end April 30, 2009, includes fees billed for the preparation and review of tax returns.

4(h) The registrant’s audit committee has considered whether its principal accountant’s provision of non-audit services that were rendered to the registrant’s investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5:	Audit Committee of Listed Registrants

Not applicable.

Item 6:	Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9:	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10:	Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b)	There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 11:	Exhibits

(a)(1)	Code of Ethics.

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. §1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New York Daily Tax Free Income Fund, Inc.

By	(Signature and Title)*	/s/ Christine Manna
Christine Manna, Secretary

Date: July 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ Michael P. Lydon
Michael P. Lydon, President

Date: July 1, 2010

By	(Signature and Title)*	/s/ Joseph Jerkovich
Joseph Jerkovich, Treasurer and Assistant Secretary

Date: July 1, 2010

* Print the name and title of each signing officer under his or her signature.